Report of Directors Corporate Governance - Executive Directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	130,952,000	130,952,000	65,060,000	57,065,000
Average daily closing share price (gbp per share) | £ / shares	£ 3.604
Period after appointment to meet minimum shareholding guideline		5 years
Noel Quinn
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		400.00%
Shareholding, percentage of salary	221.00%	221.00%
Share interests (in shares)	778,958	778,958
Share options (in shares)	0	0
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		300.00%
Shareholding, percentage of salary	265.00%	265.00%
Share interests (in shares)	545,731	545,731
Share options (in shares)	0	0
Group Managing Directors
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		250.00%
Shareholding guidelines, number of shares (in shares)		250,000
Long-Term Incentive Awards, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Period of tenure required for no performance conditions for Directors who cease employment as good leaver		5 years
Shareholding guidelines, percentage of salary		400.00%
Target payout		50.00%
Long-Term Incentive Awards, With Performance Conditions
Disclosure of transactions between related parties [line items]
Period of continuing release of granted awards after Director ceases employment as a good leaver (up to)		8 years
Deferred Shares, Without Performance Conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	554,556	554,556
Deferred Shares, Without Performance Conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	728,790	728,790
Deferred Shares, With Performance Conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	0	0
Deferred Shares, With Performance Conditions | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Share options (in shares)	476,757	476,757
Shares delivered to executive Directors as part of the FPA
Disclosure of transactions between related parties [line items]
Retention period		5 years
Shares delivered as part of annual incentive award
Disclosure of transactions between related parties [line items]
Retention period		1 year